Cost of Revenues, Selling Expenses and Administrative Expenses	12 Months Ended
Dec. 31, 2024
Cost of Revenues, Selling Expenses and Administrative Expenses
Cost of Revenues, Selling Expenses and Administrative Expenses
21.	Cost of Revenues, Selling Expenses and Administrative Expenses

Cost of revenues include cost of acquired transmission rights at the moment of broadcasting, benefits to employees and post-employment benefits, network maintenance and interconnections, satellite links, depreciation of property, plant and equipment, leases of real estate property, and amortization of intangible assets.

Selling expenses and administrative expenses include primarily benefits to employees, sale commissions, post-employment benefits, share-based compensation to employees, depreciation of property, plant and equipment, leases of real estate property, and amortization of intangibles.

The amounts of depreciation, amortization and other amortization included in cost of revenues, selling expenses, administrative expenses and discontinued operations for the years ended December 31, 2024, 2023 and 2022, were as follows:

	2024		2023		2022
Cost of revenues	Ps.	16,403,197	Ps.	17,938,429	Ps.	17,545,471
Selling expenses		160,392		237,581		353,937
Administrative expenses		3,994,892		3,353,367		3,169,084
Discontinued operations		31,508		361,840		524,046
	Ps.	20,589,989	Ps.	21,891,217	Ps.	21,592,538

The amounts of expenses related to IFRS 16 included in cost of revenues, selling expenses and administrative expenses for the years ended December 31, 2024 and 2023, were as follows:

	2024		2023
Expenses relating to variable lease payment not included in the measurement of the lease liability	Ps.	281,709	Ps.	746,404
Expenses relating to short-term leases and leases of low-value assets		177,946		245,752
Total	Ps.	459,655	Ps.	992,156

Expenses related to short-term employee benefits, share-based compensation and post-employment benefits and incurred by the Group for the years ended December 31, 2024, 2023 and 2022, were as follows:

	2024		2023		2022
Short-term employee benefits	Ps.	12,768,333	Ps.	14,066,490	Ps.	13,616,440
Other short-term employee benefits		571,359		795,740		1,130,535
Share-based compensation		488,832		748,500		968,628
Post-employment benefits		135,731		87,657		151,389
Discontinued operations		2,044,661		1,494,544		1,699,381
	Ps.	16,008,916	Ps.	17,192,931	Ps.	17,566,373

2022 Labor Reform

In December 2022, the final phase to amend Articles 76 and 78 of the Federal Labor Law was approved, under which employees will be entitled to more mandatory and paid vacation days. The amendment became effective on January 1, 2023. The amendment established that workers who have completed one year of service will enjoy an annual and continuous paid vacation period of at least twelve working days, and that it will increase by two working days, up to twenty, for each additional year of service. As of the sixth year, the vacation period will increase by two days for every five additional years of service.